LEASES - Additional disclosures (Details) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2020 USD ($)	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
LEASES
Maintenance reserve payments expensed			$ 6,003	$ 12,781	$ 8,691	$ 18,584
Number of aircrafts previously under operating leases | aircraft	5				2
Aircraft maintenance deposits contra assets
LEASES
Remaining balance of the contra-asset	$ 26,512				$ 36,729	43,844
Reduction in the contra-asset					7,115
Purchase of number of aircrafts previously leased	$ 9,880				$ 5,624
Number of aircrafts previously under operating leases | aircraft	5				2
Contra-asset as a reduction to Maintenance expense	$ 0	$ 425		$ 6,516	$ 1,402	$ 12,263